Property and Equipment - Additional Information (Details) - Mafco Worldwide & Merisant - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property and Equipment
Proceeds from Sale of Property, Plant, and Equipment		$ 1.9	$ 2.4
Loss on sale of fixed assets	$ (0.1)	$ (0.5)	$ (0.2)